INVENTORIES (Details Textual) (CAD) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Finished Goods [Member]
Inventory Write-down	0.3	0.1	2.1
Raw Material [Member]
Inventory Write-down	2.0	0.8	4.5